CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of comprehensive income [abstract]
Tax on currency translation differences	£ 0	£ 0	£ 0
Tax on transfers to income statement	£ 0	£ 0	£ 0